Note 7 - Interim condensed balance sheet disclosures - Contingencies (Details) € in Thousands	1 Months Ended
Jun. 30, 2022 EUR (€)
Disclosure of contingent liabilities [abstract]
Estimated Supplier Compensation Expenses	€ 23,408